3. MATERIAL ACCOUNTING POLICIES: Lease Liabilities: Schedule of Right of Use (ROU) Asset (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tables/Schedules
Schedule of Right of Use (ROU) Asset
Right of Use Asset, net
ROU asset	$4,410,982
Amortization	(323,329)
Total net Right of Use Asset as of December 31, 2025	$4,087,653

Right of Use Asset, net
ROU asset	$279,072
Amortization	(68,512)
Total net Right of Use Asset as of December 31, 2024	$210,560